Income Taxes (Details)	Dec. 31, 2016 USD ($)
Deferred tax assets:
Accrued liabilities not currently deductible	$ 64,210
Net operating loss and capital loss carryforwards	506,259
Gross deferred tax assets	570,469
Valuation allowance	(417,581)
Gross deferred tax assets net of valuation allowance	152,888
Deferred tax liabilities
Stock-based compensation	16,625
Website development costs and fixed assets	136,263
Net deferred tax asset	$ 0